Short-Term Bank Borrowings (Details) - CNY (¥) ¥ in Thousands	1 Months Ended
	Sep. 30, 2022	Aug. 31, 2022	Jul. 31, 2022	Dec. 31, 2021	Jun. 30, 2021	Mar. 31, 2021	Dec. 31, 2023	Feb. 28, 2023	Dec. 31, 2022	Jun. 30, 2022	Mar. 31, 2022	Jul. 31, 2021
Short-Term Bank Borrowings [Line Items]
Percentage of bank loans interest rate							4.80%		6.60%
Suzhou Chaxiaobai [Member]
Short-Term Bank Borrowings [Line Items]
Amount of borrowed loan	¥ 42,500											¥ 100,000
Percentage of annual interest rate	7.50%											7.50%
Repayment of loan				¥ 15,400
Term of loan	11 months
Zhejiang Chouzhou Commercial Bank Loan [Member]
Short-Term Bank Borrowings [Line Items]
Amount of borrowed loan			¥ 100,000
Repayment of loan			¥ 84,600
Term of loan			1 year
Loan From Bank of Shanghai in Shenzhen [Member]
Short-Term Bank Borrowings [Line Items]
Amount of borrowed loan							¥ 42,500	¥ 30,000
Loans from Bank Of China [Member]
Short-Term Bank Borrowings [Line Items]
Amount of borrowed loan		¥ 30,000				¥ 50,000					¥ 50,000
Percentage of annual interest rate		3.80%				4.35%
Term of loan		6 months				1 year
Amount of cash deposited				¥ 84,333					¥ 44,889
Loan Bank of Nanjing [Member]
Short-Term Bank Borrowings [Line Items]
Amount of borrowed loan					¥ 180					¥ 180
Percentage of annual interest rate					5.00%
Term of loan					1 year